UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2016

Date of reporting period: September 30, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO	September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCK – (95.25%)
CONSUMER DISCRETIONARY – (17.15%)
Automobiles & Components – (3.87%)
Delphi Automotive PLC	44,170	$3,150,204
Johnson Controls International PLC	174,709	8,129,210
		11,279,414
Consumer Durables & Apparel – (0.31%)
Hunter Douglas N.V. (Netherlands)	16,389	907,089
Media – (1.92%)
Liberty Global PLC, LiLAC Class C *	30,985	869,129
Liberty Global PLC, Series C *	143,240	4,732,650
		5,601,779
Retailing – (11.05%)
Amazon.com, Inc. *	25,436	21,297,817
CarMax, Inc. *	110,450	5,892,508
Liberty Interactive Corp., Liberty Ventures, Series A *	24,083	960,189
Liberty Interactive Corp., QVC Group, Series A *	37,814	756,658
Liberty TripAdvisor Holdings Inc., Series A *	12,958	283,133
Priceline Group Inc. *	2,025	2,979,767
		32,170,072
	Total Consumer Discretionary	49,958,354
CONSUMER STAPLES – (1.88%)
Food & Staples Retailing – (1.88%)
Costco Wholesale Corp.	35,910	5,476,634
	Total Consumer Staples	5,476,634
ENERGY – (13.00%)
Apache Corp.	245,790	15,698,607
Cabot Oil & Gas Corp.	213,770	5,515,266
Encana Corp. (Canada)	622,480	6,517,366
EQT Corp.	41,130	2,986,861
Occidental Petroleum Corp.	97,970	7,143,972
	Total Energy	37,862,072
FINANCIALS – (30.03%)
Banks – (9.91%)
Citizens Financial Group, Inc.	121,450	3,001,029
JPMorgan Chase & Co.	189,418	12,613,345
Standard Chartered PLC (United Kingdom)*	10,918	88,913
Wells Fargo & Co.	297,384	13,168,163
		28,871,450
Diversified Financials – (17.74%)
Capital Markets – (6.88%)
Bank of New York Mellon Corp.	287,210	11,453,935
Charles Schwab Corp.	200,720	6,336,730
Moody's Corp.	20,800	2,252,224
		20,042,889
Consumer Finance – (4.79%)
American Express Co.	167,359	10,717,671
Capital One Financial Corp.	44,840	3,220,857
		13,938,528
Diversified Financial Services – (6.07%)
Berkshire Hathaway Inc., Class A *	61	13,189,420

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Diversified Financial Services – (Continued)
Visa Inc., Class A	54,270	$4,488,129
		17,677,549
		51,658,966
Insurance – (2.38%)
Multi-line Insurance – (1.16%)
Fairfax Financial Holdings Ltd. (Canada)	650	381,004
Loews Corp.	72,840	2,997,366
		3,378,370
Property & Casualty Insurance – (1.22%)
Chubb Ltd.	18,630	2,340,860
Markel Corp. *	1,290	1,198,113
		3,538,973
		6,917,343
	Total Financials	87,447,759
HEALTH CARE – (4.37%)
Health Care Equipment & Services – (3.72%)
Aetna Inc.	17,220	1,988,049
Express Scripts Holding Co. *	57,590	4,061,823
UnitedHealth Group Inc.	34,140	4,779,600
		10,829,472
Pharmaceuticals, Biotechnology & Life Sciences – (0.65%)
Valeant Pharmaceuticals International, Inc. (Canada)*	76,800	1,885,440
	Total Health Care	12,714,912
INDUSTRIALS – (5.49%)
Capital Goods – (5.49%)
Orascom Construction Ltd. (United Arab Emirates)*	14,625	84,532
Safran S.A. (France)	71,860	5,166,329
United Technologies Corp.	102,410	10,404,856
Wesco Aircraft Holdings, Inc. *	25,330	340,182
	Total Industrials	15,995,899
INFORMATION TECHNOLOGY – (14.56%)
Semiconductors & Semiconductor Equipment – (3.67%)
Texas Instruments Inc.	152,180	10,679,992
Software & Services – (10.89%)
Alphabet Inc., Class A *	10,860	8,732,092
Alphabet Inc., Class C *	16,363	12,718,796
CommerceHub, Inc., Series A *	2,408	38,046
CommerceHub, Inc., Series C *	4,816	76,623
Facebook Inc., Class A *	32,270	4,139,273
Fang Holdings Ltd., Class A, ADR (China)*	191,140	858,219
Microsoft Corp.	49,170	2,832,192
Oracle Corp.	59,490	2,336,767
		31,732,008
	Total Information Technology	42,412,000

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	September 30, 2016 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
MATERIALS – (8.77%)
	Ecolab Inc.	23,040	$2,804,429
	LafargeHolcim Ltd. (Switzerland)	181,406	9,792,759
	Monsanto Co.	74,080	7,570,976
	OCI N.V. (Netherlands)*	29,250	431,589
	Praxair, Inc.	40,860	4,937,114
		Total Materials	25,536,867
	TOTAL COMMON STOCK – (Identified cost $184,959,682)		277,404,497
PREFERRED STOCK – (1.69%)
CONSUMER DISCRETIONARY – (1.69%)
Retailing – (1.69%)
	Didi Chuxing Joint Co., Series A (China)*(a)	128,944	4,929,155
	TOTAL PREFERRED STOCK – (Identified cost $3,959,579)		4,929,155
SHORT-TERM INVESTMENTS – (2.97%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.52%, 10/03/16, dated 09/30/16, repurchase value of $2,091,091 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.875%, 10/31/16-08/20/46, total market value $2,132,820)	$2,091,000	2,091,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.49%, 10/03/16, dated 09/30/16, repurchase value of $801,033 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 5.50%, 05/01/35, total market value $817,020)	801,000	801,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.52%, 10/03/16, dated 09/30/16, repurchase value of $2,091,091 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-5.00%, 01/19/17-01/15/50, total market value $2,132,820)	2,091,000	2,091,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.65%, 10/03/16, dated 09/30/16, repurchase value of $3,660,198 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.238%-3.806%, 12/01/17-11/01/44, total market value $3,733,200)	3,660,000	3,660,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $8,643,000)		8,643,000
	Total Investments – (99.91%) – (Identified cost $197,562,261) – (b)		290,976,652
	Other Assets Less Liabilities – (0.09%)		269,444
	Net Assets – (100.00%)		$291,246,096

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $4,929,155 or 1.69% of the Fund's net assets as of September 30, 2016.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	September 30, 2016 (Unaudited)

(b)	Aggregate cost for federal income tax purposes is $198,969,113. At September 30, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$107,437,027
	Unrealized depreciation	(15,429,488)
	Net unrealized appreciation	$92,007,539

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO	September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCK – (99.02%)
FINANCIALS – (95.97%)
Banks – (25.47%)
Citizens Financial Group, Inc.	79,670	$1,968,646
DBS Group Holdings Ltd. (Singapore)	92,482	1,043,703
ICICI Bank Ltd., ADR (India)	42,810	319,791
JPMorgan Chase & Co.	47,270	3,147,709
PNC Financial Services Group, Inc.	16,680	1,502,701
Standard Chartered PLC (United Kingdom)*	133,732	1,089,074
U.S. Bancorp	65,130	2,793,426
Wells Fargo & Co.	82,850	3,668,598
		15,533,648
Diversified Financials – (45.47%)
Capital Markets – (24.10%)
Bank of New York Mellon Corp.	80,560	3,212,733
Brookfield Asset Management Inc., Class A (Canada)	42,120	1,481,781
Charles Schwab Corp.	51,220	1,617,015
Goldman Sachs Group, Inc.	15,910	2,565,806
Julius Baer Group Ltd. (Switzerland)	34,304	1,395,818
Moody's Corp.	11,370	1,231,144
S&P Global Inc.	11,080	1,402,285
State Street Corp.	25,700	1,789,491
		14,696,073
Consumer Finance – (9.43%)
American Express Co.	49,680	3,181,507
Capital One Financial Corp.	35,780	2,570,078
		5,751,585
Diversified Financial Services – (11.94%)
Berkshire Hathaway Inc., Class A *	15	3,243,300
Cielo S.A. (Brazil)	64,593	645,701
Visa Inc., Class A	40,970	3,388,219
		7,277,220
		27,724,878
Insurance – (25.03%)
Insurance Brokers – (3.43%)
Marsh & McLennan Cos, Inc.	31,150	2,094,837
Multi-line Insurance – (5.61%)
American International Group, Inc.	21,010	1,246,733
Loews Corp.	52,870	2,175,601
		3,422,334
Property & Casualty Insurance – (12.17%)
Chubb Ltd.	25,526	3,207,342
Markel Corp. *	4,535	4,211,972
		7,419,314
Reinsurance – (3.82%)
Everest Re Group, Ltd.	12,260	2,329,032
		15,265,517
	Total Financials	58,524,043

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)	September 30, 2016 (Unaudited)

		Shares/Units/ Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (0.04%)
Capital Goods – (0.04%)
	Brookfield Business Partners L.P. (Canada)	888	$23,470
		Total Industrials	23,470
INFORMATION TECHNOLOGY – (3.01%)
Software & Services – (3.01%)
	Alphabet Inc., Class A *	1,160	932,710
	Alphabet Inc., Class C *	1,165	905,543
		Total Information Technology	1,838,253
	TOTAL COMMON STOCK – (Identified cost $38,371,706)		60,385,766
SHORT-TERM INVESTMENTS – (0.99%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.52%, 10/03/16, dated 09/30/16, repurchase value of $146,006 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.875%, 10/31/16-08/20/46, total market value $148,920)	$146,000	146,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.49%, 10/03/16, dated 09/30/16, repurchase value of $55,002 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 5.50%, 05/01/35, total market value $56,100)	55,000	55,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.52%, 10/03/16, dated 09/30/16, repurchase value of $146,006 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 0.00%-3.50%, 10/19/18-09/01/46, total market value $148,920)	146,000	146,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.65%, 10/03/16, dated 09/30/16, repurchase value of $255,014 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-3.079%, 01/01/23-09/01/46, total market value $260,100)	255,000	255,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $602,000)		602,000
	Total Investments – (100.01%) – (Identified cost $38,973,706) – (a)		60,987,766
	Liabilities Less Other Assets – (0.01%)		(3,801)
	Net Assets – (100.00%)		$60,983,965

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $38,979,861. At September 30, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$23,177,286
	Unrealized depreciation		(1,169,381)
	Net unrealized appreciation		$22,007,905

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO	September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCK – (91.89%)
INFORMATION TECHNOLOGY – (2.33%)
Software & Services – (2.33%)
InterXion Holding N.V. (Netherlands)*	12,640	$457,821
Total Information Technology		457,821
REAL ESTATE – (89.56%)
Equity Real Estate Investment Trusts (REITs) – (88.45%)
Diversified REITs – (2.40%)
Forest City Realty Trust Inc., Class A	20,370	471,158
Health Care REITs – (3.25%)
Ventas, Inc.	2,830	199,883
Welltower Inc.	5,850	437,404
		637,287
Hotel & Resort REITs – (1.00%)
Host Hotels & Resorts Inc.	12,620	196,493
Industrial REITs – (10.60%)
DCT Industrial Trust Inc.	9,060	439,863
EastGroup Properties, Inc.	5,670	417,085
First Industrial Realty Trust, Inc.	19,140	540,131
Rexford Industrial Realty, Inc.	2,310	52,876
Terreno Realty Corp.	22,940	631,079
		2,081,034
Office REITs – (12.97%)
Alexandria Real Estate Equities, Inc.	3,000	326,310
Boston Properties, Inc.	8,180	1,114,852
Cousins Properties, Inc.	38,610	403,089
Highwoods Properties, Inc.	7,440	387,773
Vornado Realty Trust	3,090	312,739
		2,544,763
Residential REITs – (18.91%)
American Campus Communities, Inc.	11,410	580,427
American Homes 4 Rent, Class A	12,910	279,372
Apartment Investment & Management Co., Class A	5,790	265,819
AvalonBay Communities, Inc.	3,470	617,105
Camden Property Trust	3,940	329,936
Education Realty Trust, Inc.	3,696	159,445
Equity Residential	6,750	434,227
Essex Property Trust, Inc.	2,130	474,351
Post Properties, Inc.	8,620	570,041
		3,710,723
Retail REITs – (26.26%)
Acadia Realty Trust	16,920	613,181
Cedar Realty Trust Inc.	49,270	354,744
DDR Corp.	18,890	329,253
Federal Realty Investment Trust	1,670	257,063
General Growth Properties, Inc.	17,330	478,308
Kite Realty Group Trust	20,959	580,983
Ramco-Gershenson Properties Trust	24,690	462,691
Retail Opportunity Investments Corp.	25,190	553,172

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	September 30, 2016 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
Equity Real Estate Investment Trusts (REITs) – (Continued)
Retail REITs – (Continued)
Simon Property Group, Inc.	7,360	$1,523,594
		5,152,989
Specialized REITs – (13.06%)
CatchMark Timber Trust Inc., Class A	52,360	612,088
Crown Castle International Corp.	4,080	384,377
CyrusOne Inc.	7,410	352,494
DuPont Fabros Technology Inc.	7,580	312,675
Extra Space Storage Inc.	2,920	231,877
Public Storage	3,000	669,420
		2,562,931
		17,357,378
Real Estate Management & Development – (1.11%)
Diversified Real Estate Activities – (1.11%)
Alexander & Baldwin Inc.	5,680	218,226
	Total Real Estate	17,575,604
TOTAL COMMON STOCK – (Identified cost $15,247,415)		18,033,425
PREFERRED STOCK – (1.49%)
REAL ESTATE – (1.49%)
Equity Real Estate Investment Trusts (REITs) – (1.49%)
Retail REITs – (0.32%)
CBL & Associates Properties, Inc., Series D, 7.375%, Cum. Pfd.	1,840	46,019
CBL & Associates Properties, Inc., Series E, 6.625%, Cum. Pfd.	640	16,166
		62,185
Specialized REITs – (1.17%)
CorEnergy Infrastructure Trust, Inc., Series A, 7.375%, Cum. Pfd.	9,250	229,492
	Total Real Estate	291,677
TOTAL PREFERRED STOCK – (Identified cost $196,338)		291,677
SHORT-TERM INVESTMENTS – (6.24%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.52%, 10/03/16, dated 09/30/16, repurchase value of $296,013 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.875%, 10/31/16-08/20/46, total market value $301,920)	$296,000	296,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.49%, 10/03/16, dated 09/30/16, repurchase value of $114,005 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 5.50%, 05/01/35, total market value $116,280)	114,000	114,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.52%, 10/03/16, dated 09/30/16, repurchase value of $296,013 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-5.00%, 03/01/23-09/01/46, total market value $301,920)	296,000	296,000

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	September 30, 2016 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.65%, 10/03/16, dated 09/30/16, repurchase value of $519,028 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-4.00%, 04/01/25-10/01/46, total market value $529,380)	$519,000	$519,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,225,000)	1,225,000
		Total Investments – (99.62%) – (Identified cost $16,668,753) – (a)	19,550,102
		Other Assets Less Liabilities – (0.38%)	74,319
		Net Assets – (100.00%)	$19,624,421

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $16,749,889. At September 30, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

		Unrealized appreciation	$2,964,067
		Unrealized depreciation	(163,854)
		Net unrealized appreciation	$2,800,213

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments
September 30, 2016 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals, and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments – (Continued)
September 30, 2016 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of September 30, 2016 in valuing each Fund's investments carried at value:

	Investments in Securities at Value

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$49,958,354	$–	$–
Consumer Staples	5,476,634	–	–
Energy	37,862,072	–	–
Financials	87,447,759	58,524,043	–
Health Care	12,714,912	–	–
Industrials	15,995,899	23,470	–
Information Technology	42,412,000	1,838,253	457,821
Materials	25,536,867	–	–
Real Estate	–	–	17,867,281
Total Level 1	277,404,497	60,385,766	18,325,102
Level 2 – Other Significant Observable Inputs:
Short-term securities	8,643,000	602,000	1,225,000
Total Level 2	8,643,000	602,000	1,225,000
Level 3 – Significant Unobservable Inputs:
Equity securities:
Consumer Discretionary	4,929,155	–	–
Total Level 3	4,929,155	–	–
Total Investments	$290,976,652	$60,987,766	$19,550,102

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the nine months ended September 30, 2016.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the nine months ended September 30, 2016:

Davis Value Portfolio
Investment Securities:
Beginning balance	$2,548,659
Cost of purchases	1,440,748
Increase in unrealized appreciation	939,748
Ending balance	$4,929,155

Increase in unrealized appreciation during the period on Level 3 securities still held at September 30, 2016	$939,748

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases may include securities received through corporate actions or exchanges.

The following table is a summary of those assets in which significant unobservable inputs (Level 3), if any, were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table
	Investments	Fair Value at	Valuation	Unobservable
Fund	at Value	September 30, 2016	Technique	Input	Amount
Davis Value Portfolio	Preferred Stock	$4,929,155	Market Approach	Transaction Price	$38.2271

The significant unobservable input listed in the above table is attributable to a private security and includes assumptions made from a private transaction, and if changed, would affect the fair value of the Fund's investment. An increase or decrease in this input would result in a higher or lower fair value measurement.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 29, 2016

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date: November 29, 2016